MFS(R) VARIABLE INSURANCE TRUST

                            MFS MID CAP GROWTH SERIES

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-heading entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of October 31, 2007 were as follows:

---------------------- -------------------------------------- -------------------------------------- ------------------------------
                       Registered Investment Companies        Other Pooled Investment Vehicles                 Other Accounts
---------------------- -------------------------------------- -------------------------------------- ------------------------------
---------------------- ---------------- --------------------- --------------- ---------------------- -------------- ---------------
        Name               Number          Total Assets*        Number of         Total Assets         Number of       Total Assets
                        of Accounts*                             Accounts                               Accounts
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- --------------
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- --------------
Matthew Krummell              4             $2.7 billion            1            $314.9 million            2          $27.3 million
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- --------------
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- --------------
Eric Weigel                   3             $1.6 billion            1            $314.9 million            1          $10.0 million
---------------------- ---------------- --------------------- --------------- ---------------------- --------------- --------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


                The date of this Supplement is December 1, 2007.